Financial Instruments - Summary of Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through profit or loss
Financial assets held for trading	₩ 1,970
Derivatives assets held for trading	65,051	₩ 147,582
Derivatives assets designated as hedging instruments	3,239
Available-for-sale financial assets	1,978,115	2,514,924
Held-to-maturity financial assets	5,211	2,470
Loans and receivables	21,268,107	19,277,709
Financial assets	₩ 23,321,693	₩ 21,942,685